Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.63

Data Compare Summary (Total)
Run Date - XXX
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	18	0.00%	18
City	0	18	0.00%	18
State	0	18	0.00%	18
Zip	0	18	0.00%	18
Borrower First Name	4	18	22.22%	18
Borrower Last Name	4	18	22.22%	18
Note Date	1	18	5.56%	18
Original Loan Amount	0	18	0.00%	18
First Payment Date	0	18	0.00%	18
Original Term	0	18	0.00%	18
Maturity Date	0	18	0.00%	18
Original Interest Rate	0	18	0.00%	18
Original P&I	0	18	0.00%	18
Representative FICO	0	18	0.00%	18
Property Type	6	18	33.33%	18
Lien Position	0	18	0.00%	18
Occupancy	0	18	0.00%	18
Purpose	0	18	0.00%	18
Appraised Value	0	10	0.00%	18
# of Units	0	18	0.00%	18
Original CLTV	0	18	0.00%	18
Original LTV	0	18	0.00%	18
Investor: Qualifying Total Debt Ratio	0	7	0.00%	18
Contract Sales Price	3	14	21.43%	18
LTV Valuation Value	0	7	0.00%	18
Originator Loan Designation	0	4	0.00%	18
Subject Debt Service Coverage Ratio	7	11	63.64%	18
Coborrower First Name	0	3	0.00%	18
Coborrower Last Name	0	3	0.00%	18
Refi Purpose	0	2	0.00%	18
Total	25	439	5.69%	18